Deposits and Other Current Assets, Net (Tables)	6 Months Ended
Jun. 30, 2026
Deposits and Other Current Assets, Net [Abstract]
Schedule of Deposits and Other Current Assets, Net

As of June 30, 2026 and December 31, 2025, deposits and other current assets, net consisted of the following balances:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Trade deposits	$266,920	$—
Interest receivable	145,315	86,273
Tax recoverable	64,573	57,032
Other assets	29,914	29,077
Less: allowance for expected credit losses	(2)	(2)
Deposits and other current assets, net	$506,720	$172,380

Schedule of Allowances for Expected Credit Losses

The movement of allowances for expected credit losses is as follow:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Balance at beginning of the period/year	$2	$2
Provision for expected credit losses	—	—
Balance at the end of the period/year	$2	$2